Cover Page	6 Months Ended
Jun. 30, 2021
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	AURORA INNOVATION, INC.
Entity Central Index Key	0001828108
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE